Units Outstanding (Details)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Limited Partners' Capital Account [Line Items]
Outstanding, Beginning of Period (in units)	278,374,893	277,600,901	277,847,588	278,115,232
Options exercised (in units)	33,903	812,642	0	86,543
Units issued (in units)	0	0	0	0
Units retired (in units)	(13,936,468)	(13,941,215)	(246,687)	(354,187)
Outstanding, End of Period (in units)	264,472,328	264,472,328	277,600,901	277,847,588
AllianceBernstein Units [Member]
Limited Partners' Capital Account [Line Items]
Units retired (in units)	17,468	22,215	246,687	354,187